Document and Entity Information	May 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001885522
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	Neumora Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41802
Entity Tax Identification Number	84-4367680
Entity Address, Address Line One	260 Arsenal Place
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(857)
Local Phone Number	760-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false